Stock-based Compensation (Summary of Total Compensation Expense and Associated Income Tax Benefit) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jan. 23, 2016	Jan. 24, 2015	Jan. 23, 2016	Jan. 24, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Compensation expense	$ 7.5	$ 0.4	$ 12.3	$ 7.2
Income tax benefit	$ (2.9)	$ (0.1)	$ (4.7)	$ (2.7)